Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	50,000,000
Common stock, shares issued	52,068,959	50,000,000
Common stock, shares outstanding	52,068,959	50,000,000